Acquisitions, Acquisition of Halo (Q1) (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 19, 2019	May 06, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Cash consideration				$ 20,513	$ 0
Total Purchase Price		$ 146,569
Assets [Abstract]
Accounts receivable		69
Inventories		95
Intangible assets		986
Other assets		74
Total Assets		2,020
Liabilities [Abstract]
Total Liabilities		2,827
Net Assets (Liabilities) Acquired		$ (807)
Goodwill			$ 18,614	18,614	$ 0
Halo Acquisition [Member]
Acquisitions [Abstract]
Cash consideration	$ 20,500
Value of common stock issued	3,900
Seller notes issued	15,000
Value of seller warrants issued	300
Total Purchase Price	38,244
Assets [Abstract]
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total Assets	25,979
Liabilities [Abstract]
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total Liabilities	6,349
Net Assets (Liabilities) Acquired	19,630
Goodwill	$ 18,614			$ 18,600
Halo Acquisition [Member] | Customer Relationships [Member]
Liabilities [Abstract]
Estimated life			7 years	7 years
Halo Acquisition [Member] | Trade Names [Member]
Liabilities [Abstract]
Estimated life			15 years	15 years